June 3, 2005

VIA ELECTRONIC TRANSMISSION
AND OVERNIGHT COURIER

H. Christopher Owings, Esq.

Assistant Director
United States Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549-0406

Re:	Maidenform Brands, Inc.
Registration Statement on Form S-1, File No. 333-124228

Dear Mr. Owings:

Reference is made to the comments of the Staff of the Securities and Exchange Commission (the “Commission”) with respect to the above referenced Registration Statement on Form S-1 of Maidenform Brands, Inc., a Delaware corporation (the “Company” or “Maidenform Brands”), in your letter dated May 19, 2005 (the “Comment Letter”).

I am writing to respond to the comments and to indicate the changes that have been made in Amendment No. 1 to the Registration Statement (“Registration Statement”) that is being filed today with the Commission.  Eight clean copies of the Registration Statement, without exhibits, and eight marked courtesy copies are enclosed for your reference.  The marked copies show the changes made since the filing of the Registration Statement on April 21, 2005.

For your convenience, your comments are set forth in this letter, followed by our responses.  The page numbers listed in our responses below track the page numbers in the Registration Statement.

Form S-1 General

1.                                      Please file all required exhibits in a timely manner so that we may have time to review them before you request effectiveness of your registration statement.  Also, please confirm that any preliminary prospectus that you circulate will disclose all non-Rule 430A information, including the price range and related information based on a bona fide estimate of the public offering price within that range.

We appreciate the Staff’s comment with respect to filing the required exhibits in a timely fashion.  Currently, we are not in position to file any of the remaining exhibits, as they are still being finalized.  We will file the remaining exhibits as promptly as possible and in a timely fashion so that you will have adequate time to review them.

We have not circulated any preliminary prospectuses.  Any preliminary prospectuses that will be circulated will disclose all non-Rule 430A information, including the price range and related information based on a bona fide estimate of the public offering price within that range.

Cover Page

2.                                      Please delete your reference to joint book-running managers.

We have revised the Registration Statement in response to this comment.

Summary, page 1

3.                                      The summary is intended to provide a brief overview of the key aspects of the offering.  Your summary is too long and repeats much of the information fully discussed in your business section.  Please revise to eliminate “our competitive strengths” and “our growth strategies” sections since that information is more appropriately discussed in the complete business section.  The summary is only intended to provide a brief snapshot of the offering.  See Instruction to Item 503 (a) of Regulation S-K.

We have revised the Registration Statement in response to this comment.

4.                                      Please revise the first paragraph to clarify that this summary highlights the “material” information regarding the offering and delete the language about the prospectus not containing all the information that maybe important.

We have revised the Registration Statement in response to this comment.

5.                                      Please avoid reliance on defined terms like those in the second paragraph of the introductory to your summary.  The meanings of the terms you use should be clear from context.  If they are, you do not need the definitions.  If they are not, you should revise to use terms that are clear.  Please see Updated Staff Legal Bulletin No. 7 (June 7, 1999) sample comments 3 and 5.

We have revised the Registration Statement in response to this comment.

6.                                      We note your reference to data provided by NPD.  Is this data derived from reports by NPD that are publicly available?  If not, please file the proper consents.  Also, provide support for the statistics and market information you believe is derived from data provided by NPD.

We have revised the Registration Statement in response to this comment to remove all data provided by NPD, with the sole exception of the retail market size of the intimate apparel market which appears in the first paragraph under the heading “Business — Our market” on page 64.  In addition, please see our response to the second bullet point of Comment No. 21.

7.                                      Please clarify in this section that management and principal stockholders will maintain control of the company after the offering.

We have revised the Registration Statement in response to this comment.

Summary Historical and Unaudited Pro Forma Consolidated Financial and Other Data, page 8

8.                                      In view of your intention to use proceeds from the offering to redeem preferred stock, including accrued and unpaid dividends, please disclose pro forma EPS giving effect to the number of shares whose proceeds would be necessary to redeem the preferred stock and pay the associated accrued dividends.  Such presentation should be accompanied by notes which make the computation of pro forma EPS transparent to investors.  Please refer to SAB Topic 1.B.3 for guidance.

We have revised the Registration Statement in response to this comment to add “Pro forma earnings per share giving effect to redemption of preferred stock” to our Summary Historical and Unaudited Pro Forma Consolidated Financial and Other Data and have added a new Note 15 thereto.

We are supplementally providing this information to the Staff in Exhibit A attached hereto.

9.                                      Please prominently identify EBITDA and Adjusted EBITDA as non-GAAP measures in your summary financial data.  Please also revise note (16) to the table to reference pages 52 and 53 where a more comprehensive discussion of the limitations involved in the use of these non-GAAP measures is included.

We have revised the Registration Statement in response to this comment to prominently identify EBITDA and Adjusted EBITDA as non-GAAP data in our Summary Historical and Unaudited Pro Forma Consolidated Financial and Other Data on page 7 of the Registration Statement and have added a sentence to Note 17 to the table.

Risk Factors, page 11

10.                               Please revise the introductory paragraph to clearly indicate that the material risks are disclosed.  Also, delete the third sentence referring to additional risks and uncertainties since this sentence mitigates the risk factors listed.

We have revised the Registration Statement in response to this comment.

11.                               Please revise your risk factors to eliminate language like “we cannot predict” or “we cannot assure you.”  The real risk is the circumstances you describe, not your inability to give assurances or predict with certainty.

We have revised the Registration Statement in response to this comment.

Our substantial leverage could adversely affect our financial condition, page 15

12.                               Please reference where in the registration statement a more detailed discussion of the financial and restrictive covenants may be found.

We have revised the Registration Statement in response to this comment.

The loss of one or more of our suppliers of finished goods or raw materials ..., page 16

13.                               Please specify whether you have any material contracts with your suppliers.  If so, please discuss the material terms and file the contracts as exhibits.

We have revised the Registration Statement in response to this comment.

Future sales of shares by us or our stockholders could limit our ability . . ., page 24

14.                               Please quantify to the extent practicable the “certain income tax benefits” you may not be able to realize.

We have revised the Registration Statement in response to this comment.  As noted in this risk factor, to the extent any future sales of common stock by us or our stockholders result in an “ownership change” within the meaning of Section 382 of the Internal Revenue Code, we may not be able to realize certain of our federal and state net operating loss carryforwards existing at the date of such ownership change.  It is impracticable to quantify the amount of these net operating loss carryforwards that we may not be able to realize as such quantification is dependent upon the timing and magnitude of any ownership change that may occur in the future, upon the value of our Company at the time of any such ownership change and upon the amount of net operating loss carryforwards available at the time of any such ownership change.

Use of Proceeds, page 31

15.                               Please disclose here and in your summary that your preferred shareholders and advisory agreement parties are officers and directors and principal stockholders of your company.

We have revised the Registration Statement in response to this comment.

16.                               Please revise to disclose the amount of proceeds that will be used (or that is needed, if the proceeds are insufficient) to 1) redeem outstanding shares of preferred stock; 2) redeem outstanding options to purchase your preferred stock; and 3) pay fees and expenses associated with the offering.  Also, disclose the amount that will be available, if any, for general corporate purposes.

The response to this comment is dependent upon the price range.  We are supplementally providing this information to the Staff in Exhibit B attached hereto.

Unaudited Pro Forma Consolidated Statement of Income, page 35

17.                               Please include the preferred stock dividends and accretion and the net income (loss) applicable to common stockholders line items on the face of your pro forma consolidated statement of income.  Additionally, please revise footnote (6) to show how you computed the pro forma adjustment for preferred stock dividends and accretion.

We have revised the Registration Statement in response to this comment to include the preferred stock dividends and accretion and the net income (loss) available to common stockholders line items on the face of our Unaudited pro forma consolidated statement of income.  We also revised Note 6 to the Unaudited pro forma consolidated statement of income on page 38 to show the computation of the pro forma adjustment.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 42

18.                               We note that your discussion of changes in selling, general and administrative expenses addresses the change as a percentage of sales but does not address the absolute dollar change.  While we expect that most selling costs track closely with changes in sales, we assume that general and administrative costs, such as corporate office overhead, are effectively fixed within certain ranges of sales volume.  Therefore, please revise to discuss the nature and amount of the dollar changes in such costs, if material, and the specific factors driving those changes.

We have revised the Registration Statement in response to this comment.

19.                               Please revise your discussion of liquidity and capital resources to provide the same type of cautionary disclosure you provided in the discussion of your results of operations with respect to your presentation of 2004 cash flow amounts on a combined basis.  Similar to the disclosure provided in the results of operations section, such disclosure should clearly indicate that this approach is not consistent with GAAP and yields results that may not be comparable on a period-to-period basis.  It should also indicate why you believe this is the most meaningful way to comment on your liquidity and capital resources for 2004 compared to 2003.

We have revised the Registration Statement in response to this comment.

20.                               Please ensure your discussion and analysis of historical cash flows is not merely a recitation of changes evident from the financial statements.  For example, you indicate that the decrease in fiscal 2004 cash from operating activities was primarily due to a reduction in net income partially offset by changes in current assets and current liabilities.  Please provide analysis explaining the underlying reasons for the fluctuations in the working capital accounts.  Also, provide insight into whether you expect your historical cash flows performance to be indicative of future performance and why or why not.

We have revised the Registration Statement in response to this comment.

Business, page 62

21.                               Please provide support for your statements of leadership throughout this section:

•                                          Your statement that you are a “pioneer” in the intimate apparel industry, page 62;

We have revised the Registration Statement in response to this comment by deleting the word “pioneer.”

•                                          The statements regarding market share and leadership in the second paragraph in the section entitled “overview” on page 62; and

We have revised the Registration Statement in response to this comment by deleting the statements regarding market share and leadership.  Please note that we did not delete these statements for lack of adequate support.  To the contrary, the statements of our market share and leadership positions were as reported by NPD, and NPD reviewed those statements prior to our including them in the initial filing of the Registration Statement.

Subsequent to the initial filing of the Registration Statement, NPD changed the stores it includes in its reports, specifically, by including both Kohl’s, to whom we do sell, and Nordstrom, to whom we do not sell, in its point-of-sale data.  This change was expected, and was disclosed in our initial filing.  In preparing Amendment No. 1 to the Registration Statement, we concluded, upon further reflection, that these changes made by NPD would make comparisons of the year-to-year data difficult to understand without a cumbersome explanation.  Consequently, we determined that it was prudent to delete all references to our 2002 and 2004 market share and leadership positions.

•                                          Your statement that you are one of the leading companies in the United States intimate apparel market, which had a retail market size of $9.1 billion, page 62.

We have revised the Registration Statement in response to this comment by deleting the leadership claim.

Effective multi-brand, multi-channel distribution model, page 63

22.                               Please clarify what you mean when you speak of longstanding “relationships” with your customers.  For instance, do you have any material agreements or long-term contracts?

We have revised the Registration Statement in response to this comment by deleting the reference to longstanding relationships.

Trademarks, copyrights and licensing agreements, page 74

23.                               Please specify the duration of your material trademarks and licenses.

We have revised the Registration Statement in response to this comment to discuss our use and protection of our material trademarks and to clarify that we do not license from third parties any trademarks that are material to our business.

Legal Matters, page 119

24.                               Specify the “certain legal matters” that will be passed upon by Cahill Gordon & Reindel LLP.

We have revised the Registration Statement in response to this comment.

Principal and Selling Stockholders, page 99

25.                               Please identify the individuals who have voting or investment power over the shares listed for entities affiliated with AIG.

We have revised the Registration Statement in response to this comment.

26.                               Is any selling stockholder a broker-dealer?  If so, identify that stockholder as an underwriter.

None of our stockholders are broker-dealers.  Accordingly, no revision has been made to the Registration Statement in response to this comment.

27.                               For each selling stockholder that is an affiliate of a broker-dealer, disclose if true that:

•                                          The selling stockholder purchased the shares in the ordinary course of business, and

•                                          At the time of the purchase of the securities to be resold, the seller had no agreements or understandings, directly or indirectly, with any person to distribute them.

Alternatively, disclose that the stockholder is an underwriter.

We have revised the Registration Statement in response to this comment to include the requested disclosure in the lead-in to the Principal and Selling Stockholders table.

Description of Indebtedness, page 106

28.                               We note you have entered into two senior secured credit facilities.  Please tell us whether these credit facilities have been entered into with unaffiliated parties.

BNP Paribas is the Administrative Agent of the Lenders and BNP Paribas Securities Corp. is the Sole Lead Arranger under our Credit Agreement.  Each of these entities is an affiliate of Paribas North America, Inc., which owns 4.2% of our outstanding shares of common stock.  A portion of our outstanding debt under these credit facilities is held by one or more affiliates of Paribas North America, Inc.

A portion of our outstanding debt is also held by one or more affiliates of AIG Private Equity Portfolio, L.P., AIG Private Equity Portfolio II, L.P. and AIG PEP III Direct, L.P., who, in the aggregate, own approximately 9.7% of our outstanding shares of common stock.

Additionally, we have revised the Registration Statement on page 102 to include additional disclosure on AIG’s interest in our credit facilities in the Certain relationships and related party transactions section.

Lock-Up Agreements, page 108

29.                               Briefly explain the “certain exceptions” mentioned.  Also tell us what factors UBS Securities LLC and Credit Suisse First Boston LLC would take into consideration in deciding whether to consent to a disposition of securities prior to the expiration of the lock-up.

We have revised the Registration Statement in response to the first sentence of this comment.

In response to the second sentence of this comment, UBS Securities LLC (“UBS”) and Credit Suisse First Boston LLC (“CSFB”) have advised the Company that, although they have no present intention or understanding to do so, they may, in their sole discretion, permit early release of the shares of the Company’s common stock prior to the expiration of the applicable lock-up period.  UBS and CSFB have advised the Company that, prior to granting an early release of the Company’s common stock, they would consider factors including need, market conditions, the performance of the Company’s common stock price, trading liquidity and other relevant considerations.  UBS and CSFB have advised the Company that they will not consider their own holdings, if any, as a factor in their decision to grant an early release from the provisions of such lock-up agreements.

Material United States federal income tax considerations to non-U.S. holders, page 111

30.                               Please revise the heading of this section and the disclosure in the first paragraph in the section to indicate that you are discussing “material tax consequences.”

We have revised the Registration Statement in response to this comment.

Underwriting, page 113

31.                               Identify any members of the underwriting syndicate that will engage in any electronic offer, sale or distribution of the shares and describe their procedures to us supplementally.  If you become aware of any members of the underwriting syndicate that may engage in electronic offers, sales or distributions after you respond to this comment, promptly supplement your response to identify those members and provide us with a description of their procedures.  Briefly describe any electronic distribution in the filing.

In your discussion of the procedures, tell us how they ensure that the distribution complies with Section 5 of the Securities Act.  In particular, address:

•                                          the communication used;

•                                          the availability of the preliminary prospectus;

•                                          the manner of conducting the distribution and sale, such as the use of indications of interest or conditional offers; and

•                                          the funding of an account and payment of the purchase price.

As a courtesy to certain of their customers to whom a preliminary prospectus will be sent, UBS Securities LLC and UBS Financial Services Inc., a selected dealer affiliated with UBS Securities LLC (collectively, “UBS”), may distribute preliminary prospectuses electronically to certain of their customers.  UBS will not accept indications of interest, offers to purchase or confirm sales electronically except for the indications of interest accepted by UBS through its “New Issues” system (formerly known as DealKey (SM) and described in the next paragraph).  To the extent distributed electronically, the preliminary prospectus will be in Adobe PDF format.  No preliminary prospectus will be sent until a preliminary prospectus meeting the requirements of the Securities Act of 1933 has been prepared and filed with the Commission.

UBS Securities LLC intends to make the preliminary prospectus available to certain of its customers through “New Issues,” a section of the UBS Investment Bank Client Portal that is part of UBS Securities LLC’s web-based client services site.  UBS Securities LLC will accept indications of interest from those certain customers through “New Issues”  but will not accept offers to purchase or confirm sales through any of its websites in connection with the offering.  The “New Issues” section is separate from UBS Securities LLC’s publicly available website as access to “New Issues” is password-protected.  UBS Securities LLC customers may obtain password access to “New Issues” upon request.  UBS Securities LLC currently limits access to “New Issues” in the United States to institutional customers that are “qualified institutional buyers” under Rule 144A.  “New Issues” contains a listing of equity and equity-linked offerings, with each offering hyperlinked to an offering summary page.  The offering summary page will contain Rule 134 information pertaining to the offering, a hyperlink to the preliminary prospectus and other non-offering related information (such as administrative or logistical information).  In some cases, the offering summary page will also contain a link to the offering road show as discussed below in greater detail below.  The preliminary prospectus will be in Adobe PDF format, and a link will be available on the page to download the required viewer.  We have been informed by UBS Securities LLC that Ms. Kristina Schillinger, Esq. of the Commission reviewed UBS Securities LLC’s electronic offering procedures without objection in the spring of 2001.

UBS Securities LLC has informed the Company that, in addition to distributing preliminary prospectuses electronically through “New Issues,” it may send preliminary prospectuses via email as a courtesy to certain of its customers to whom it is concurrently sending a prospectus in hard copy.

CSFB has advised the Company that it may engage in an electronic offer, sale or distribution of the shares and may make a prospectus in electronic format available on the web sites that they maintain or may distribute prospectuses electronically.  At the time the representatives send out invitations to participate in the offering to potential syndicate members, the underwriters that have been invited must accept the invitation on the basis that they will not engage in any electronic offer, sale or distribution of shares, or that if they do engage in such activities, that they will do so only on the basis that the procedures that these underwriters use for electronic offers, sales or distributions have been previously reviewed by the Commission and the Commission raised no objections.

CSFB has informed the Company that it plans to post the preliminary prospectus and the final prospectus on the “Equity New Issues US” portion of its external website.  Please note, however, that CSFB will not rely on such availability to satisfy its prospectus delivery requirements.  The procedures employed in connection with CSFB’s electronic website posting of the prospectus were reviewed by the Staff in connection with the Google Inc. initial public offering dated August 18, 2004, as well as the Spirit Finance initial public offering dated December 15, 2004.  Moreover, screen shots of both the posting of the Google preliminary prospectus and the Spirit Finance preliminary prospectus on the “Equity New Issues US” portion of CSFB’s external website were cleared by the Staff.  Neither CSFB’s procedures with respect to “Equity New Issues US”

nor the appearance of the screen shots have changed since they were cleared by the Staff in the aforementioned transactions.

In addition, CSFB has informed the Company that, as an accommodation to its customers, it sends PDF versions of the preliminary and final prospectuses only to potential investors who specifically request information from CSFB about similar offerings.  Please note, however, that CSFB will not rely on the PDF versions to satisfy its prospectus delivery requirements.  The PDF files are accompanied by an email that contains only a descriptive subject header (issuer name and type of document, e.g., preliminary prospectus, final prospectus) and the PDF icon, but no text message.  CSFB’s Equity Sales Force is under instructions that they may forward such email (along with the PDF) to their customers in the appropriate jurisdictions, provided no message is added to the email being forwarded.  Subject lines and emails containing PDFs of preliminary and final prospectuses from CSFB do not depart substantively from this format.

Goldman, Sachs & Co. has informed the Company that it or its affiliates may engage in the electronic offer, sale or distribution of the shares and that any such activity will be conducted in accordance with procedures previously reviewed by the Staff.  Goldman, Sachs & Co. has indicated to the Company that, in order to alleviate concerns that may be raised by any possible online distribution or posting of the preliminary prospectus on the web, it will include the following language in a communication to potential syndicate members:  “Online distribution of common stock of Maidenform Brands may only be made pursuant to procedures for such distributions previously reviewed with the Securities and Exchange Commission.  By accepting an allocation from us, you will be deemed to be representing to us that either (1) you are not making an online distribution or (2) you are following procedures for online distribution previously reviewed with the Securities and Exchange Commission.”

The Company does not intend to use any forms of prospectus other than printed prospectuses and electronically distributed prospectuses that are printable in Adobe PDF format.

Please note that the S-1 does contain disclosure that certain of the underwriters may distribute prospectuses electronically.  If the Company becomes aware of any additional members of the underwriting syndicate that may engage in electronic offers, sales or distributions after the date of this letter, it will promptly supplement this response to identify those members and either provide a description of their procedures or confirm that their procedures have previously been reviewed by the Staff.

Finally, tell us whether you or the underwriters have any arrangements with a third party to host or access your preliminary prospectus on the Internet.  If so, identify the party and the website, describe the material terms of your agreement and provide us with a copy of any written agreement.  Provide us also with copies of all information concerning your company or prospectus that has appeared on their website.  Again, if you subsequently enter into any such arrangements, promptly supplement your response.  We may have further comment.

The Company understands that UBS and CSFB plan to engage NetRoadshow, Inc. to host or access the preliminary prospectus on the Internet.  The internet address of NetRoadshow, Inc. is “www.netroadshow.com”.  UBS and CSFB have entered into a Master Services Agreement with NetRoadshow, Inc., which is attached as Exhibit C.  The only material that will appear on NetRoadshow, Inc.’s website in connection with the offering will be a copy of the preliminary prospectus and the road show.  In accordance with the agreement, NetRoadshow, Inc. will make the road show available only to those investors who have been provided with a password from the underwriters.  An investor who is given the password may access the road show during a one-day period and will not be able to download, copy or print any portion of the road show transmission other than the preliminary prospectus.  In the agreement, NetRoadshow, Inc. agrees to comply with its obligations under the terms of the response of the Office of Chief Counsel, Division of Corporate Finance, Securities and Exchange Commission, dated July 30, 1997, with respect to road show transmissions for registered offerings, as amended or updated by other no-action letters relating to Internet road shows.

32.                               Please explain whether you plan to have a directed share program for employees and others.  If so, please supplementally tell us the mechanics of how and when these shares will be offered and sold to persons in the directed share program.  For example, please explain for us how you will determine the prospective recipients of reserved shares.  Tell us when and how they will indicate their interest in purchasing shares.  Also, please tell us how and when the issuer and underwriters will contact the direct share investors, including the types of communications used.  Will any electronic communications or procedures be used by the underwriter or company, such as e-mail?  When will the shares and money be exchanged?  When do purchasers become committed to purchase their shares?  How and when will the number of shares offered be determined?  Will the procedures for the directed share program differ from the procedures for the general offering to the public?

We have revised the Registration Statement in response to this comment.  In addition, we supplementally advise the Staff as follows:

UBS Financial Services Inc., a selected dealer affiliated with UBS Securities LLC, will administer the directed share program.  The directed share program materials that the Company intends to deliver to potential purchasers will include:

1)                                    a cover letter to potential purchasers from the Company;

2)                                    a Directed Share Program Procedures guide with contact information;

3)                                    a set of frequently asked questions and answers regarding the directed share program;

4)                                    an Indication of Interest Form to be completed by potential purchasers;

5)                                    an NASD Certification Form;

6)                                    an Account Application (including a new account instruction form, a Form W-9 and a client agreement) to be completed by the potential purchaser in order to allow UBS Financial Services Inc. to open an account for the potential purchaser (a potential purchaser must have a UBS Financial Services Inc. account in order to participate in the directed share program); and

7)                                    a copy of the preliminary prospectus.

A form of each of these documents, other than the preliminary prospectus, is provided as Exhibits D-1 to D-6 to this letter.

The Company and UBS Financial Services Inc. intend to adhere to the following procedures for the directed share program:

1)                                    The Company will provide to UBS Financial Services Inc. a database with each potential participant’s name, address and phone number.

2)                                    A new account mailer containing the directed share program materials will be sent to each potential participant via Federal Express with a Federal Express return envelope.  Please note that no directed share program materials have been sent as of the time of this response, and no directed share program materials will be sent until after a preliminary prospectus meeting the requirements of Section 10 of the Securities Act of 1933 has been prepared and filed with the Commission.

3)                                    Participants will return packages, as applicable, to express their interest.

4)                                    Any potential participant that cannot sign the NASD Certification will not be allowed to participate in the directed share program.

5)                                    Upon receipt of a package, a UBS Financial Services Inc. salesperson will call the potential participant to:

a)                                      confirm receipt of the package;
b)                                     confirm the potential participant’s indication verbally and advise the potential participant of the expected pricing date and price range;

c)                                      reiterate that if UBS Financial Services Inc. is unable to confirm the potential participant’s indication of interest on the night of pricing (after the registration statement is effective and before trading the morning after pricing), the potential participant will not be allocated any shares;
d)                                     review payment options and the time by which payment must be received by UBS Financial Services Inc. (UBS Financial Services Inc. does not accept funds prior to pricing and effectiveness); and
e)                                      advise the potential participant of any lock-up restrictions.

6)                                    The salesperson will update the database of potential participants to reflect that the indications have been orally confirmed.

7)                                    On the morning of pricing, the allocation amount and final indication list will be e-mailed to the Company with instructions to give UBS Financial Services Inc. final allocations after the pricing.

8)                                    On the night of pricing, after the issue is priced and effective, a UBS Financial Services Inc. salesperson will call each participant to:

a)                                      confirm his or her final allocation, price and amount due (the directed shares will be purchased at the full initial public offering price);
b)                                     ask for his or her acceptance;
c)                                      review payment options and timing; and
d)                                     discuss any lock-up restrictions.

If a message is left, the salesperson will leave the following message: “I am calling from UBS Financial Services Inc. regarding the Maidenform Brands directed share program.  The issue was priced this evening (day, date).  We must speak to you no later than 9:30 a.m. EST tomorrow to confirm your participation and pricing.  If we do not speak to you by then, you will not be able to participate.  Please return this call to __________.”

9)                                    On the morning after pricing, a UBS Financial Services Inc. salesperson will call those participants who were not reached the night before.  By 9:00 a.m. EST, UBS Financial Services Inc. will inform the Company of the participants who have not been contacted.

10)                             When the issue begins trading, UBS Financial Services Inc. will review the list for completeness.  If there are any participants who have not been reached, UBS

Financial Services Inc. will inform the Company and the shares will be given back to UBS Securities LLC.

Where You Can Find More Information, page 119

33.                               We note your statement that disclosure in this prospectus is “not necessarily complete.”  Please be sure that you discuss in the body of the prospectus the material provisions of the material contracts or documents filed and revise to clarify that such descriptions are materially complete.

We have revised the Registration Statement in response to this comment.

Financial Statements General

34.                               In your next amendment, please ensure you update the financial statements and related financial information included in the filing to include your first quarter fiscal 2005 results.  Refer to Rule 3-12 of Regulation S-X.

We have revised the Registration Statement in response to this comment.

Notes to Financial Statements

2.  Reorganization and Business Combination, page F-8

35.                               Please disclose a schedule showing the calculation of the total purchase price that includes the value assigned to each non-cash component of the purchase price.  Also, disclose the number of shares of equity interests issued or issuable, the value assigned to those interests and the basis for determining that value.  Refer to paragraph 51.d. of SFAS 141.  Similar disclosure should also accompany your pro forma financial statements on page 35.

We have revised the Registration Statement in response to this comment to include a table showing the indicated calculation on page 35 of our Unaudited Pro Forma Consolidated Statement of Income and in Note 2 — Reorganization and Business Combination on page F-9.

36.                               Pursuant to paragraph 51.a. of SFAS 141, please disclose the percentage of voting equity interest in Maidenform, Inc. acquired by MF Acquisition Corporation.  If the acquisition involved anything less than 100% of the previously outstanding common stock of Maidenform, Inc., please tell us why you believe this transaction is within the scope of EITF 88-16.  Refer to the scope paragraph of the EITF.

We have revised the Registration Statement in response to this comment to indicate in Note 2 of our audited consolidated financial statements that MF Acquisition Corporation acquired 100% of Maidenform, Inc.

37.                               Please refer to Section 1 and Exhibit 88-16G of EITF 88-16 and tell us in detail how you determined there was a substantive, genuine, not temporary change in control upon acquisition of Maidenform, Inc. by MF Acquisition Corporation (later renamed Maidenform Brands, Inc.).  We are particularly interested to understand whether Oaktree Capital Management, who had control of Maidenform, Inc. prior to the acquisition, is part of the new MF Acquisition Corporation control group, and if so, how this impacted your conclusion that there was a substantive change in control.  Refer to paragraph a. of Section 1 of EITF 88-16.  If you have determined that Oaktree Capital Management is not part of the new control group, please tell us how you made this determination.  We are also concerned about your disclosure on page 98 with respect to the restrictions on your ability to enter into certain transactions without first obtaining the consent of Oaktree Capital Management.  This would tend to suggest that Oaktree Capital Management may continue to be in control of the company.  Refer to paragraph b. of Section 1 of EITF 88-16.  Finally, we are interested to understand how the MF Acquisition Corporation/Maidenform Brands, Inc. options issued to investors that are not members of the new control group were considered in determining there was a change in control.

In order to understand how we determined whether a change in control has occurred, please refer to the following summary of the decision tree included as Exhibit 88-16G of EITF 88-16, “Determination Of Whether Change In Control Had Occurred.”

1)                                    Did NEWCO acquire 100% of OLDCO in a highly leveraged transaction?

Response: Yes.  Maidenform Brands, Inc. (formerly known as MF Acquisition Corporation) acquired 100% of Maidenform, Inc. through a merger of its wholly owned subsidiary into Maidenform, Inc.  This transaction meets the requirements of a highly leveraged transaction since 55% of the total consideration paid was from new additional debt.

2)                                    Has a single shareholder, which did not have unilateral control of OLDCO, obtained unilateral control of NEWCO?

Response: Yes.  Ares Corporate Opportunity Fund, L.P. (“Ares”), which was not a shareholder of OLDCO, acquired a 65% interest in NEWCO’s outstanding common and preferred stock and has majority control of the Board of Directors.

3)                                    Is unilateral control of NEWCO substantive, genuine, and not temporary?

Response:  Yes.  Upon the closing of the acquisition on May 11, 2004 (the “Acquisition”), Ares obtained, and continues to have the ability to appoint, a majority of the board of directors and, as the majority stockholder, Ares has the ability to implement major operating and financial policies such as refinancing debt and selling or acquiring assets.  As described on pages 100-101 of the Registration Statement, pursuant to the Stockholders’ Agreement, Oaktree Capital Management (Oaktree) has veto power only with respect to transactions between Maidenform Brands and its subsidiaries, on the one hand, and Ares and its affiliates, on the other hand.  Therefore, Ares has unilateral control, and such control is substantive, genuine, and not temporary.

        Conclusion:  A change in control has occurred.

In addition, we are providing a summary of the decision tree included as Exhibit 88-16H of EITF 88-16, “Determination of NEWCO Control Group” as it relates to Oaktree Capital Management.

1)                                    Is NEWCO shareholder a member of NEWCO management?

Response:   No.  Oaktree is not a member of management.

2)                                    Does NEWCO shareholder have a greater percentage residual interest in NEWCO than in OLDCO?

Response:   No.  Oaktree held a 61.3% interest (55.2% fully diluted) in OLDCO’s outstanding common stock and holds a 20.8% interest (20.1% fully diluted) in NEWCO’s common and preferred stock.

3)                                    Do NEWCO shareholders have a 20% or greater voting interest in NEWCO?

Response:  Yes.  Oaktree holds a 20.8% interest (20.1% fully diluted) in NEWCO’s outstanding common and preferred stock.

Conclusion:  Oaktree is part of the NEWCO control group.

Finally, all options issued in connection with the transaction were issued to management which is considered part of the NEWCO control group, as management actively participated in promoting the transaction.

38.                               As required by EITF 88-16, please disclose the accounting policy followed in determining the basis used to value your interest in Maidenform, Inc. and the rationale therefore.  It may be helpful if in your explanation of the rationale for your accounting, you provide a narrative walk-through of the decision tree shown in Exhibit 88-161 of EITF 88-16.  Please also ensure the disclosure is clear in terms of how options in Maidenform, Inc. and/or options in MF Acquisition Corporation affect the percentage of your investment in Maidenform, Inc. that is measured using predecessor basis.

We have revised the Registration Statement in response to this comment to include additional discussion in Note 2 to our audited consolidated financial statements.

Supplementally, we are providing a summary of the decision tree included as Exhibit 88-16I of EITF 88-16 “Determination of Carrying Amount of NEWCO’s Investment in OLDCO” as related to Oaktree and management.

1)                 Did NEWCO shareholder have a residual interest in OLDCO?

Response:  Oaktree and Management did have a residual interest in OLDCO.

2)                 Is NEWCO shareholder a member of NEWCO control group?

Response:  As demonstrated in response to question 37, Oaktree and Management are considered as part of NEWCO’s control group.

Accordingly, the retained interest of stockholders (3.7% retained by certain members of management and 20.1% retained by a continuing stockholder) has been recorded at predecessor basis.

39.                               Please tell us supplementally why the pro forma amounts as presented here pursuant to SFAS 141 are materially different than the pro forma amounts as presented on page 35 pursuant to Article 11 of Regulation S-X.

Pursuant to Article 11-02(5) requires that the pro forma income statement should exclude material nonrecurring charges or credits directly attributable to the transaction and which will impact the income statement during the next 12 months.  These amounts should be separately discussed in a note or table with a clear indication that they are not reflected in the pro forma income information.  As disclosed on page 36 of the Registration Statement, we excluded non-recurring charges resulting directly from the Acquisition.  The most significant of these non-recurring charges are a $19.8 million non-cash charge related to inventory recorded at fair market value and $14.3 million of Acquisition-related charges.

SFAS 141 paragraph 55, on the other hand, does not permit the elimination of material, non-recurring charges or credits directly attributable to the transaction.  As such, we have included all material, non-recurring items in our pro forma results of operations included in Note 2 to our audited consolidated financial statements and appropriately disclosed a description of those items.  The most significant of these non-recurring charges are the $19.8 million non-cash charge related to inventory recorded at fair market value and $14.3 million of Acquisition-related charges, which are disclosed in our discussion of the pro forma results in Note 2 to our audited consolidated financial statements.

In addition, SFAS 141 paragraph 54 requires us to disclose results of operations for each period as though the Acquisition had been completed at the beginning of the current and comparable prior period.

7.  Goodwill and Other Intangible Assets, page F-17

40.                               Please provide us supplemental support for your determination that your Maidenform and Flexees trademarks are properly classified as non-amortizing intangible assets.  In doing so, please tell us why you believe consumer habits, typical product life cycles, competitive and other economic factors do not limit the useful lives of the trademarks.  Also, tell us the remaining legal lives on both trademarks, discuss your intention to continuously renew the trademarks, discuss the cost of renewing the trademarks, and provide evidence supporting your ability to renew.  Please refer to paragraph 11 of SFAS 142 for guidance.

In order to conclude that the Maidenform and Flexees intangible assets have an indefinite life, we have prepared an analysis that indicated that there is no foreseeable limit over which the asset is expected to contribute to our cash flow, which included the following analysis of the factors presented in paragraph 11 of SFAS 142:

1)                                    The expected use of the asset by the entity

The Maidenform trademark was first registered over 75 years ago and variants of that mark have been registered and renewed continuously since then.  We acquired the Flexees trademark (which had been in use for many years) in 1992 and we have renewed this registration when appropriate.  Maidenform and Flexees have strong consumer recognition and include a number of leading selling intimate apparel items.  Maidenform’s and Flexees’ position in department stores and chains is strong, and coupled with its well-recognized trademarks, is difficult to displace.  Historically, product lifecycles and consumer habits have not significantly impacted the lifecycles of these trademarks, and we do not believe that they will have a significant impact in the future.

2)                                    The expected useful life of another asset or a group of assets to which the useful life of the intangible asset may relate (such as mineral rights to depleting assets)

These assets are stand-alone trademarks and are not dependent on other intangible assets or trademarks.

3)                                    Any legal, regulatory, or contractual provisions that may limit the useful life

The duration of trademark rights in the United States, whether registered or not, is predicated on continued use.  Registrations generally have ten-year terms under U.S. law but are renewable so long as there is usage to support those registrations.  We are using these trademarks.  Maidenform and Flexees are registered trademarks and have been renewed in the past.  We plan to continue to renew these trademarks.

4)                                    Any legal, regulatory, or contractual provisions that enable renewal or extension of the asset’s legal or contractual life without substantial cost (provided there is evidence to support renewal or extension and renewal or extension can be accomplished without material modifications of the existing terms and conditions)

The Maidenform trademark has approximately 5.5 years remaining under the current term and will be renewed in 2011 for approximately $1,000 for each class in the United States.  The Flexees trademark has approximately 4.5 years remaining under the current term and will be renewed in 2010 for approximately $1,000 for each class in the United States.  We believe that these renewal fees are insignificant to the value of the trademarks, and that we will be able to renew these trademarks indefinitely.

5)                                    The effects of obsolescence, demand, competition, and other economic factors

As mentioned above, the trademarks have been in use for many years and historically have not been significantly impacted by consumer habits and typical product lifecycles.  Some of our styles have been in our product lines for over ten years with continued strong sales.  The brands are highly recognized in the intimate apparel industry and the industry is not subject to technological limitations, legislative actions nor expected changes in distribution channels that could affect the trademarks’ useful lives.

6)                                    The level of maintenance expenditures required to obtain the expected future cash flows from the asset

We use promotional and advertising campaigns primarily to drive sales as we already have strong brand recognition among consumers.  The level of our maintenance expenditures, or brand advertising, is not significant compared to the net sales achieved.  Our advertising expense was $2.9 million, $5.8 million and $8.2 million for fiscal 2002, 2003 and 2004, respectively, or approximately 1%, 2% and 2.4% of net sales for those same periods.

In conclusion, based on the strength and versatility of the Maidenform and Flexees trademarks demonstrated through our compound annual growth rate in consolidated net sales of 12.9% for the period from 2001 to 2004 (we also demonstrated compound annual growth rate in net sales at the trademark level, however, because of confidentiality, we have elected not to disclose these amounts), we believe that there is no foreseeable limit over which the assets are expected to contribute to our cash flow and have classified these trademarks as indefinite-lived.

15.  Stock Option Plans, page F-31

41.                               Please revise your range of exercise prices so that the highest exercise price in a range is not greater than 150% of the lowest exercise price.  This is particularly important to the extent that certain options within a range are in-the-money, while other options within the range are not.  See paragraph 48 of SFAS 123.

We have revised the Registration Statement in response to this comment.

42.                               Please disclose, in more detail, the terms of the 2004 Rollover Stock Option Plan, including any reduction in exercise price of the options rolled over.  Also, disclose how you accounted for the re-priced, rolled-over stock options and the impact on your statements of income of such accounting.  Tell us supplementally, in detail, the basis in GAAP for your accounting.

We have revised the Registration Statement in response to this comment.

We adopted, and our stockholders previously approved, the Maidenform Brands, Inc. 2004 Rollover Stock Option Plan (the “Rollover Plan”) in connection with the Acquisition, to enable us to offer certain employees non-qualified stock options to purchase our common stock in substitution for outstanding in-the-money stock options previously granted by Maidenform, Inc. Up to 775,000 and 14,100 shares of our common stock and preferred stock, respectively, were originally available for issuance under the Rollover Plan.  In connection with the Acquisition, we granted options under the Rollover Plan in substitution for certain in-the-money non-qualified options to purchase shares of Maidenform, Inc.’s common stock that were issued prior to 2004.  Those options issued by Maidenform, Inc. prior to 2004 were fully vested as a result of the Acquisition and compensation expense had been recognized during the Predecessor period.  The stock options granted under the Rollover Plan had the same in-the-money value as those Maidenform, Inc. stock options being replaced.  All stock options granted under the Rollover Plan were fully vested and exercisable on the grant date and are exercisable at such times and subject to such terms as determined by the compensation committee.  In total, options for 259,148 shares of Maidenform, Inc., with a cash-out value of $2,765,000 at the time of the Acquisition transaction, were replaced with options for 775,000 shares of common stock and 14,055 shares of preferred stock with exercise prices resulting in those options having an in-the-money value of $2,765,000 at the time of grant.  In connection with and subsequent to the Acquisition, there was no re-pricing or modification to these options.  No compensation expense was recognized in the Successor period with respect to these options.

43.                               Please supplementally provide us with a schedule showing, in chronological order from May 11, 2004 to the most recent practicable date, the following information for each issuance of common stock, preferred stock, common stock options, preferred stock options and any other instrument that is convertible into common or preferred stock.  Tell us the date of each issuance, the instrument issued, the number of shares/options issued, the exercise terms, the fair value of an underlying share of your common or preferred stock on each issuance date, how you determined the fair value of the underlying share on each date and the amount of expense recorded in your financial statements associated with each issuance.

If your expected IPO price is more than your estimated fair value on which compensation expense was measured (in part), supplementally explain, in detail, the rationale supporting your estimate of fair value.  Discuss and quantify the intervening events that occurred between the issuance date and the date you filed your registration statement that increased the fair value of your stock.  You may also want to provide us with details of any independent appraisals.

Furthermore, please tell us the first date you began discussions with any underwriter in which possible ranges of company value were discussed and provide us with those ranges and the related dates.  We may have further comments after we review your response.  We will not review any response until you provide us with your anticipated IPO price range.

Please see our response to this comment contained in a separate letter of even date herewith.

17.  Income Taxes, page F-34

44.                               Please help us understand why non-deductible acquisition-related charges resulted in a significant reduction in your effective income tax rate.

We have revised the Registration Statement to clearly present non-deductible acquisition-related charges as a significant increase in our effective income tax rate included in Note 17 to our audited consolidated financial statements.

20.  Valuation and Qualifying Accounts, page F-38

45.                               Please confirm to us supplementally that your inventory valuation allowances are only reduced as the related inventory is sold, and not based on changes in management’s judgment.

Supplementally, we confirm that our inventory valuation allowances are only reduced as the related inventory is sold, and are not based on changes in management’s judgment.

24.  Segment Information, page F-40

46.                               Please tell us whether the various distribution channels within your wholesale reportable segment (such as department stores, national chains, mass merchants and other specialty retail) represent distinct operating segments as discussed in paragraph 10 of SFAS 131.  If not, please tell us in detail how you made this determination.  Based on your disclosures elsewhere in the document, it would appear that each of these distribution channels exhibits the three characteristics of operating segments described in paragraph 10 of SFAS 131.

We support our conclusion that we have two operating segments, wholesale and retail, and do not have reportable segments within our wholesale segment.  This conclusion is based on the guidance provided in SFAS 131, paragraph 10, as described below:

Paragraph 10 of SFAS 131 defines an operating segment as a component of an enterprise as follows:

1)                                    That engages in business activities from which it may earn revenues and incur expenses.

The various distribution channels within our wholesale segment described in the Registration Statement do represent business activities which generate revenue and incur expenses.

2)                                    Whose operating results are regularly reviewed by the enterprise’s chief operating decision maker (CODM) to make decisions about resources to be allocated to segment and assess its performance.

Our CODM reviews operating profit (the measure of segment performance) only at the wholesale and retail level.  This review is intended to assist the CODM in making decisions about resources to be allocated to either retail or wholesale and to assess the performance of those business activities.  In addition, the wholesale and retail segments each have a segment manager who is directly accountable to the CODM.  We do not have separate managers at the brand or individual customer level.

Finally, our CODM reviews sales and standard margin by major brand or individual customer within the wholesale segment (which is not aggregated by distribution channel).  This review by our CODM is not intended to allocate resources, but rather only to assess the actual performance by brand or customer.

3)                                    For which discrete financial information is available.

We only maintain discrete operating results for the wholesale and retail business activities.  We do not report discrete operating results at the wholesale brand/customer level.  Expenses and other financial information are not recorded or tracked at the wholesale brand/customer level.  In addition, the selling, general and administrative expenses for the wholesale business activity generally are not allocated to particular customers or channels.

In conclusion, since the CODM only reviews the operating results at the wholesale and retail level, we believe that wholesale and retail are our only operating segments.

If these distribution channels represent operating segments that have been aggregated, please tell us in detail your basis for such aggregation.  Refer to paragraph 17 of SFAS 131.  We are particularly interested to understand how you determined these operations to have similar economic characteristics and distribution methods.  With respect to economic similarity, please provide us supplementally the revenues and gross margin by distribution channel for each of the past 5 years which support the economic similarity of the channels.  In this connection we note that sales through the different distribution channels represent sales at differing price points, different trends affect the historical operating results of each of these channels and your outlook for the various channels is also different.

The distribution channels do not represent operating segments as outlined in the previous question and segments have not been aggregated.

Part II

Item 13.  Other Expenses of Issuance and Distribution

47.                               At a minimum, please fill in these sections with estimates of all of the expenses in your next amendment.  You should be able to determine substantially all of this information at this time.

We have revised the Registration Statement in response to this comment.

* * * * * *

We would appreciate your prompt review of these materials and your prompt notification to us if you have further comments or questions.  Please contact Brian B. Margolis of Proskauer Rose LLP at (212) 969-3345 should you have any questions or additional comments.

Very truly yours,

MAIDENFORM BRANDS, INC.

/s/ Dorvin D. Lively
Dorvin D. Lively
Chief Financial Officer

cc:	Howard M. Baik (Staff)
Yong Kim (Staff)
Robyn Manuel (Staff)
Thomas J. Ward, Chief Executive Officer (Maidenform Brands, Inc.)
Steven N. Masket, Esq., General Counsel (Maidenform Brands, Inc.)
Jane DeFlorio (UBS Securities LLC)
Michael Kamras (Credit Suisse First Boston LLC)
David Park (Goldman, Sachs & Co.)
Michael A. Woronoff, Esq. (Proskauer Rose LLP)
Brian B. Margolis, Esq. (Proskauer Rose LLP)
Jonathan Schaffzin, Esq. (Cahill Gordon & Reindel LLP)
Paula D. Loop (PricewaterhouseCoopers LLP)